Goodwill and Intangible Assets - Amortizing and Indefinite-lived Intangible Assets (Details) - USD ($)				3 Months Ended							9 Months Ended		12 Months Ended
	Jan. 15, 2021	Jan. 01, 2021	Sep. 30, 2019	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Jun. 30, 2021	Jun. 11, 2021	Apr. 20, 2021	Mar. 31, 2021	Jan. 08, 2021	Dec. 26, 2019	Jul. 31, 2019	Jun. 30, 2019	Sep. 04, 2018
Amortizing Intangible Assets
Gross Carrying Amount				$ 99,785,000	$ 98,775,000		$ 31,378,000				$ 99,785,000		$ 98,775,000	$ 31,378,000
Accumulated Amortization				(7,982,000)	(6,142,000)		(1,726,000)				(7,982,000)		(6,142,000)	(1,726,000)
Impairment Loss				(13,683,000)	(50,618,000)						(13,683,000)		(50,618,000)
Total				78,120,000	42,015,000		29,652,000				78,120,000		42,015,000	29,652,000
Total intangible assets
Gross Carrying Amount				100,316,000	99,306,000		31,431,000				100,316,000		99,306,000	31,431,000
Intangible assets, net				78,645,000	$ 42,546,000		29,705,000				78,645,000		42,546,000	29,705,000
Impairment loss of intangible assets				$ 378,000		$ 15,183,000					$ 1,030,000	$ 15,183,000	71,070,000	$ 33,230,000	$ 73,669,000
Grapevine Logic, Inc. ("Grapevine")
Total intangible assets
Percentage of ownership interest																	100.00%		100.00%					100.00%
Grapevine Logic, Inc. ("Grapevine")
Total intangible assets
Percentage of ownership interest acquired										65.70%														34.30%	65.70%
DBOT
Total intangible assets
Impairment loss of intangible assets													$ 9,300,000
Intangible assets acquired			$ 8,300,000						$ 8,300,000
Percentage of ownership interest acquired			99.00%		37.00%				99.00%				37.00%										99.00%
Tree Technologies Sdn. Bhd.
Total intangible assets
Fair value of previously held interest							$ 11,300,000						$ 11,300,000
Percentage of ownership interest acquired					51.00%		51.00%	51.00%					51.00%	51.00%	51.00%							51.00%
WAVE
Total intangible assets
Fair value of previously held interest	$ 28,616,000
Percentage of ownership interest acquired	100.00%															100.00%				100.00%
Solectrac
Total intangible assets
Percentage of ownership interest acquired																		78.60%
Percent of battery power				100.00%							100.00%						100.00%	100.00%
Timios Holdings Corp [Member]
Total intangible assets
Percentage of ownership interest acquired																					100.00%
Title Plant
Indefinite lived intangible assets
Net Balance					$ 500,000								$ 500,000
Website name
Indefinite lived intangible assets
Net Balance				$ 25,000	25,000		$ 25,000				$ 25,000		25,000	$ 25,000
Title License
Indefinite lived intangible assets
Net Balance				0	6,000						0		6,000
Patent
Indefinite lived intangible assets
Net Balance				0	0		28,000				$ 0		$ 0	28,000
GTB Tokens
Total intangible assets
Impairment loss of intangible assets								$ 61,100,000							$ 61,100,000
Influencer network
Amortizing Intangible Assets
Weight Average Remaining Useful Life													0 years
Gross Carrying Amount							1,137,000							1,137,000
Accumulated Amortization							(462,000)							(462,000)
Total							675,000							675,000
Total intangible assets
Impairment loss of intangible assets										$ 800,000
Customer contract
Amortizing Intangible Assets
Weight Average Remaining Useful Life													0 years
Gross Carrying Amount							500,000							500,000
Accumulated Amortization							(389,000)							(389,000)
Total							111,000							111,000
Continuing membership agreements
Amortizing Intangible Assets
Weight Average Remaining Useful Life											16 years 9 months 18 days		17 years 6 months
Gross Carrying Amount				1,179,000	1,179,000		1,179,000				$ 1,179,000		$ 1,179,000	1,179,000
Accumulated Amortization				(665,000)	(649,000)		(619,000)				(665,000)		(649,000)	(619,000)
Impairment Loss				0	0						0		0
Total				514,000	530,000		560,000				514,000		$ 530,000	560,000
Total intangible assets
Impairment loss of intangible assets									$ 7,100,000
Fair value of previously held interest									600,000
Continuing membership agreements | DBOT
Total intangible assets
Impairment loss of intangible assets			$ 30,000						$ 30,000,000
Patents, trademarks and brands
Amortizing Intangible Assets
Weight Average Remaining Useful Life												37 years 8 months 12 days	57 years
Gross Carrying Amount				21,672,000	39,820,000		110,000				21,672,000		$ 39,820,000	110,000
Accumulated Amortization				(1,385,000)	(2,715,000)		(17,000)				(1,385,000)		(2,715,000)	(17,000)
Impairment Loss				(1,132,000)	(30,492,000)						(1,132,000)		(30,492,000)
Total				19,155,000	6,613,000		93,000				$ 19,155,000		$ 6,613,000	93,000
Technology platform
Amortizing Intangible Assets
Weight Average Remaining Useful Life		2 years											0 years
Gross Carrying Amount							290,000							290,000
Accumulated Amortization							(97,000)							(97,000)
Total							193,000							193,000
Land use rights
Amortizing Intangible Assets
Weight Average Remaining Useful Life											96 years 3 months 18 days		97 years
Gross Carrying Amount				24,407,000	27,102,000		28,162,000				$ 24,407,000		$ 27,102,000	28,162,000
Accumulated Amortization				(555,000)	(411,000)		(142,000)				(555,000)		(411,000)	(142,000)
Impairment Loss				0	0						0		0
Total				23,852,000	26,691,000		28,020,000				$ 23,852,000		$ 26,691,000	$ 28,020,000
Licenses
Amortizing Intangible Assets
Weight Average Remaining Useful Life											22 years 7 months 6 days		14 years
Gross Carrying Amount				1,141,000	1,000,000						$ 1,141,000		$ 1,000,000
Accumulated Amortization				(124,000)	(65,000)						(124,000)		(65,000)
Impairment Loss				0	0						0		0
Total				1,017,000	935,000						$ 1,017,000		$ 935,000
Lender relationships
Amortizing Intangible Assets
Weight Average Remaining Useful Life											5 years 3 months 18 days		6 years
Gross Carrying Amount				16,600,000	16,600,000						$ 16,600,000		$ 16,600,000
Accumulated Amortization				(1,952,000)	(1,638,000)						(1,952,000)		(1,638,000)
Impairment Loss				(12,551,000)	(12,550,000)						(12,551,000)		(12,550,000)
Total				2,097,000	2,412,000						$ 2,097,000		$ 2,412,000
Internally developed software
Amortizing Intangible Assets
Weight Average Remaining Useful Life											1 year 9 months 18 days		2 years 7 months 6 days
Gross Carrying Amount				753,000	452,000						$ 753,000		$ 452,000
Accumulated Amortization				(203,000)	(76,000)						(203,000)		(76,000)
Impairment Loss				0	0						0		0
Total				550,000	376,000						$ 550,000		$ 376,000
Software
Amortizing Intangible Assets
Weight Average Remaining Useful Life											10 years 8 months 12 days		13 years 8 months 12 days
Gross Carrying Amount				4,491,000	4,492,000						$ 4,491,000		$ 4,492,000
Accumulated Amortization				(1,006,000)	(178,000)						(1,006,000)		(178,000)
Impairment Loss				0	0						0		0
Total				3,485,000	4,314,000						$ 3,485,000		$ 4,314,000
Non-compete
Amortizing Intangible Assets
Weight Average Remaining Useful Life											0 years		4 years 6 months
Gross Carrying Amount				0	520,000						$ 0		$ 520,000
Accumulated Amortization					(57,000)								(57,000)
Impairment Loss				0	(463,000)						0		(463,000)
Total				0	0						$ 0		$ 0
Technology
Amortizing Intangible Assets
Weight Average Remaining Useful Life											7 years 6 months		21 years 10 months 24 days
Gross Carrying Amount				16,655,000	7,460,000						$ 16,655,000		$ 7,460,000
Accumulated Amortization				(1,447,000)	(347,000)						(1,447,000)		(347,000)
Impairment Loss				0	(7,113,000)						0		(7,113,000)
Total				15,208,000	0						$ 15,208,000		$ 0
Assembled workforce
Amortizing Intangible Assets
Weight Average Remaining Useful Life											1 year 2 months 12 days		1 year 10 months 24 days
Gross Carrying Amount				150,000	150,000						$ 150,000		$ 150,000
Accumulated Amortization				(63,000)	(6,000)						(63,000)		(6,000)
Impairment Loss				0	0						0		0
Total				$ 87,000	144,000						$ 87,000		$ 144,000
Marketing and distribution agreement
Total intangible assets
Impairment loss of intangible assets					$ 12,500,000		$ 12,500,000